PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT

16. PROPERTY AND EQUIPMENT

Reconciliation of Carrying Amounts (in thousands)

	Computer Equipment	Software	Furniture and Equipment	Total
Cost
Balance at December 31, 2020	33	-	69	102
Additions	172	-	-	172
Balance at December 31, 2021	205	-	69	274
Additions	413	995	164	1,572
Balance at December 31, 2022	618	995	233	1,846
Accumulated Depreciation
Balance at December 31, 2020	24	-	64	88
Depreciation	15	-	1	16
Balance at December 31, 2021	39	-	65	104
Depreciation on Acquired Assets	92	26	137	255
Depreciation	79	57	1	137
Balance at December 31, 2022	210	83	203	496

Carrying Amounts
Balance at December 31, 2021	166	-	4	170
Balance at December 31, 2022	408	912	30	1,350